Taxation	12 Months Ended
Mar. 31, 2026
Taxation [Abstract]
TAXATION
12.	TAXATION

Cayman Islands and British Virgin Islands (“BVI”)

Under the current laws of the Cayman Islands and the BVI, the Group is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands or the BVI.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2019 published by Hong Kong government, effective April 1, 2019, under the two-tiered profits tax rates regime, the profits tax rate for the first HK$ 2 million of assessable profits was reduced to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. CCSC Technology Group and CCSC Interconnect HK were subject to Hong Kong profit tax during the periods presented.

Serbia

Our subsidiary, CCSC Technology Serbia, which was incorporated and operated in the Serbia, is subject to enterprise income tax on its worldwide taxable income, as determined under the tax laws and accounting standards, at a rate of 15%. CCSC Technology Serbia was not subject to any income tax, as it was established in February 2024 and did not have taxable income for the years ended March 31, 2026, 2025 and 2024.

Netherlands

CCSC Interconnect NL, which was incorporated in the Netherlands, is subject to enterprise income tax on their worldwide taxable income, as determined under the tax laws and accounting standards, at a rate of 19% (15% in 2022) for the first EUR 200,000 (EUR 395,000 in 2022) of profits earned by CCSC Interconnect NL, and the remaining profits will continue to be taxed at the existing 25.8% tax rate in 2026, 2025 and 2024. CCSC Interconnect NL was not subject to income tax, as it had no taxable income during the periods presented.

Mainland China

Generally, CCSC Interconnect DG is considered mainland China resident enterprises under the PRC tax law, are subject to enterprise income tax on their worldwide taxable income, as determined under the PRC tax laws and accounting standards at a statutory income tax rate of 25%.

In accordance with the implementation rules of Enterprise Income Tax Laws of the PRC (the “EIT Laws”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity may re-apply for the HNTE certificate when the prior certificate expires. The Group’s subsidiary, CCSC Interconnect DG, has qualified as a HNTE since December 2, 2019, and remains eligible to enjoy the preferential tax rate of 15% subject to taxable income under the EIT Laws to date.

No HNTE-related tax saving, and no corresponding favorable impact on basic and diluted earnings per share, were recognized for the years ended March 31, 2026, 2025 and 2024 due to the continuous taxable losses incurred by CCSC Interconnect DG during these periods.

The EIT Laws also impose a withholding income tax of 10% on dividends distributed by a Foreign Investment Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between the PRC and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the FIE satisfies the criteria for “beneficial owner” under Circular No. 9, which was issued by the State Administration of Taxation in February 2018, and the foreign investor owns directly at least 25% of the shares of the FIE). The Group did not record any dividend withholding tax on the retained earnings of its FIEs China, as the Group intends to reinvest all earnings in China to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings to their immediate foreign holding companies.

Upon adoption of the ASU 2023-09 on April 1, 2025, the disclosure and presentation below were retrospectively amended.

The income tax provision consisted of the following components:

	For the years ended March 31,
	2026	2025	2024
Current income tax expense:
PRC	$-	$-	$-
Hong Kong	-	-	-
Serbia	-	-	-
True up adjustments for income tax expense for prior years	416,175	-	163,556
Total current income tax expense	416,175	-	163,556
Deferred income tax expense/(benefit):
PRC	362,687	(114,666)	(203,986)
Hong Kong	192,478	(146,899)	(45,906)
Other	(9,775)	(8,937)	-
Total deferred income tax expense/(benefit)	545,390	(270,502)	(249,892)
Total income tax expense/(benefit)	$961,565	$(270,502)	$(86,336)

The pretax income by major tax jurisdictions is as follows:

	For the years ended March 31,
	2026	2025	2024
Loss before tax
PRC	$(308,482)	$(107,958)	$(784,125)
Hong Kong	(2,497,209)	(1,193,796)	(647,181)
Serbia	(65,166)	(59,577)	-
Other	(973,139)	(319,636)	49,807
Total	$(3,843,996)	$(1,680,967)	$(1,381,499)

A reconciliation between the Group’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:

	For the years ended March 31,
	2026		2025		2024
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Computed income tax benefit with statutory Enterprise Income Tax rate	$(960,999)	25.0%	$(420,242)	25.0%	$(345,375)	25.0%
Additional deduction for R&D expenses	(174,405)	4.5%	(163,510)	9.7%	(148,630)	10.8%
Effect of preferential tax rates for PRC subsidiary	95,528	(2.5%)	76,444	(4.5%)	135,991	(9.8%)
Changes in valuation allowance	1,058,058	(27.5%)	(29,730)	1.8%	29,751	(2.2%)
Effect of different tax rates in jurisdictions other than PRC*	279,921	(7.3%)	305,832	(18.2%)	56,280	(4.1%)
True up adjustments for income tax expense for prior years**	416,175	(10.8%)	-	-	163,556	(11.8%)
Tax effect of non-taxable income and non-deductible items	111,917	(2.9%)	(39,296)	2.3%	22,091	(1.6%)
Tax effect of non-deductible offering costs	135,370	(3.5%)	-	-	-	-
Income tax expense/(benefit)	$961,565	(25.0%)	$(270,502)	16.1%	$(86,336)	6.3%

*	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.

**	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.

For the years ended March 31, 2026, 2025 and 2024, the cash paid for income tax were $1,740, nil and $859,882, respectively, and the cash received from income tax refund were $40,004, $246,771 and nil, respectively.

As of March 31, 2026 and 2025, the significant components of the deferred tax assets were summarized below:

	As of March 31,
	2026	2025
Deferred tax assets:
Inventory provision allowance	$56,778	$59,949
Net operating loss carried forward	1,124,292	590,581
Total deferred tax assets	1,181,070	650,530
Valuation allowance	(1,161,762)	(91,847)
Deferred tax assets, net	$19,308	$558,683

The Group periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets, including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors.

As of March 31, 2026 and 2025, the Group had net operating loss carryforwards of $7,291,678 and $4,261,371, respectively, arising from its Hong Kong and PRC subsidiaries. Despite the indefinite carryforward term for Hong Kong tax losses and the remaining valid carryforward period for PRC tax losses, the continuous operating losses of these subsidiaries result in insufficient credible future taxable income to offset the accumulated losses. Accordingly, the Group recorded total valuation allowance of $1,161,762 and $91,847 for the deferred tax assets as of March 31, 2026 and 2025.

The movements of valuation allowance of deferred tax assets are as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$91,847	$121,016
Additions	1,058,058	-
Reversal	-	(29,730)
Foreign currency translation adjustments	11,857	561
Balance at end of the year	$1,161,762	$91,847

As of March 31, 2026 and 2025, the Group had income taxes payable of $12,454 and $11,614, respectively.

The Group also had income tax recoverable of $15,616 and $452,598 as of March 31, 2026 and 2025, respectively. The Group’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayment to Hong Kong tax authority based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year (see Note 6).

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended March 31, 2026, 2025 and 2024, the Group did not have any significant interest or penalties related to potential underpaid income tax expenses.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. According to Hong Kong Inland Revenue Ordinance, the year of assessment or within six years after the year of assessment are subject to examination for by the Hong Kong tax authorities.